Notes Payable (Details) (USD $)			3 Months Ended																									9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 5.75% senior notes payable, interest payable semi-annually [Member] [Member]	Dec. 31, 2013 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2012 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2013 Convertible Debt	Dec. 31, 2012 Convertible Debt	Aug. 02, 2011 Convertible Debt	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2013 Line of Credit	Oct. 24, 2013 Line of Credit	Dec. 31, 2012 Line of Credit	Dec. 31, 2013 Notes Payable, Other Payables	Dec. 31, 2012 Notes Payable, Other Payables	Dec. 31, 2013 Remy	Dec. 31, 2012 Remy	Dec. 31, 2013 Remy Loans Payable [Member]	Dec. 31, 2012 Remy Loans Payable [Member]	Mar. 31, 2013 Remy Line of Credit	Dec. 17, 2010 Remy Line of Credit	Dec. 31, 2013 Restaurant group	Dec. 31, 2012 Restaurant group	Dec. 31, 2013 Restaurant group Line of Credit	May 31, 2012 Restaurant group Line of Credit	Sep. 30, 2013 Maximum basis points over LIBOR on line of credit [Member] Restaurant group Line of Credit	Sep. 30, 2013 Minimum basis points over LIBOR [Member] Restaurant group Line of Credit	Dec. 31, 2013 KOREA, REPUBLIC OF Remy Line of Credit	Dec. 31, 2013 HUNGARY Remy Line of Credit	Dec. 31, 2013 Fair Value, Inputs, Level 2	Dec. 31, 2012 Fair Value, Inputs, Level 2	Dec. 31, 2013 Fair Value, Inputs, Level 2 Remy	Dec. 31, 2012 Fair Value, Inputs, Level 2 Remy	Dec. 31, 2013 Fair Value, Inputs, Level 2 Restaurant group	Dec. 31, 2012 Fair Value, Inputs, Level 2 Restaurant group
Debt Instrument
Repayments of Notes Payable			$ 5,000,000
Line of Credit Facility, Amount Outstanding														300,000,000
Debt instrument par value per bond								1,000
Line of Credit Facility, Maximum Borrowing Capacity													0	0							0	95,000,000	0				80,000,000			17,000,000	4,000,000
Line of Credit Facility, Interest Rate Description																												375	300.0346
Long-term Debt, Fair Value	1,555,000,000	1,504,000,000																														1,214,000,000	1,139,000,000	267,000,000	259,000,000	53,000,000	72,000,000
Excess fair value over carrying value of long-term debt	232,000,000	160,000,000
Long-term Debt	1,323,000,000	1,344,000,000		398,000,000	398,000,000	285,000,000	282,000,000		300,000,000	300,000,000	0	0			0	21,000,000	33,000,000		259,000,000	266,000,000				53,000,000	72,000,000	0	85,000,000			2,000,000	0
Letters of Credit Outstanding, Amount																		3,000,000								18,000,000
Line of Credit Facility, Remaining Borrowing Capacity																										$ 62,000,000